Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Australia - 2.7%
BHP Group Ltd.	10,500	$ 295,492
Macquarie Group Ltd.	11,100	1,610,950
Santos Ltd.	294,100	1,309,698
Sonic Healthcare Ltd.	69,600	987,405
Whitehaven Coal Ltd.	185,400	808,456
		5,012,001
Belgium - 2.1%
Anheuser-Busch InBev SA	28,000	1,669,970
KBC Group NV	19,700	2,346,416
		4,016,386
Canada - 1.0%
Canadian National Railway Co.	10,400	980,740
CCL Industries, Inc., Class B	16,100	907,440
		1,888,180
Denmark - 0.6%
Novo Nordisk AS, Class B	13,200	715,531
Rockwool AS, B Shares	10,200	378,767
		1,094,298
France - 12.0%
Accor SA	40,200	1,902,033
Amundi SA (A)	18,800	1,487,663
Capgemini SE	13,898	2,015,960
Cie de Saint-Gobain SA	15,300	1,646,486
Edenred SE	46,100	1,093,299
FDJ UNITED	11,200	374,757
Rexel SA	20,100	656,980
Sanofi SA	21,768	2,007,482
Societe Generale SA	65,100	4,307,634
Sodexo SA	17,200	1,081,371
Teleperformance SE	9,600	713,898
TotalEnergies SE	28,300	1,718,762
Veolia Environnement SA	104,256	3,547,205
		22,553,530
Germany - 11.5%
Allianz SE	4,341	1,821,508
BASF SE	17,000	846,056
CTS Eventim AG & Co. KGaA	6,800	665,828
Deutsche Boerse AG	5,600	1,499,685
Deutsche Post AG	35,900	1,599,111
Heidelberg Materials AG	11,200	2,518,761
Infineon Technologies AG	55,085	2,147,130
Merck KGaA	14,500	1,863,248
SAP SE	13,600	3,638,899
Siemens AG	12,007	3,230,993
Zalando SE (A)(B)	59,900	1,829,170
		21,660,389
Hong Kong - 3.2%
AIA Group Ltd.	242,600	2,327,192
CK Asset Holdings Ltd.	189,200	917,074
CK Hutchison Holdings Ltd.	364,500	2,400,507
SITC International Holdings Co. Ltd.	83,000	319,544
		5,964,317
	Shares	Value
COMMON STOCKS (continued)
Ireland - 5.3%
AerCap Holdings NV	21,590	$ 2,612,390
AIB Group PLC	301,400	2,730,021
DCC PLC (C)	28,300	1,816,255
Ryanair Holdings PLC	35,700	1,035,266
Smurfit WestRock PLC	43,021	1,831,404
		10,025,336
Israel - 0.9%
Check Point Software Technologies Ltd. (B)	8,100	1,675,971
Japan - 19.7%
Canon, Inc.	35,600	1,044,036
Dai Nippon Printing Co. Ltd.	24,800	421,844
Daikin Industries Ltd. (C)	8,200	947,060
FANUC Corp.	40,900	1,178,725
Fujitsu Ltd.	117,000	2,756,385
Hitachi Ltd.	122,600	3,258,059
Komatsu Ltd.	27,500	959,529
Kyocera Corp.	121,800	1,638,578
Nintendo Co. Ltd.	12,100	1,047,709
Olympus Corp.	108,500	1,372,712
ORIX Corp.	122,900	3,226,141
Panasonic Holdings Corp.	137,800	1,500,206
Rakuten Group, Inc. (B)	222,200	1,442,268
Renesas Electronics Corp.	100,800	1,162,828
SBI Holdings, Inc.	60,400	2,628,626
Seven & i Holdings Co. Ltd.	175,800	2,366,824
Sony Financial Group, Inc. (B)	187,600	208,043
Sony Group Corp.	187,600	5,402,768
Sumitomo Mitsui Financial Group, Inc.	122,700	3,464,822
Toyota Industries Corp.	8,100	911,411
		36,938,574
Luxembourg - 2.3%
ArcelorMittal SA	35,000	1,256,587
Eurofins Scientific SE	24,700	1,791,561
Tenaris SA	72,000	1,284,036
		4,332,184
Netherlands - 5.9%
ASML Holding NV	4,355	4,234,068
EXOR NV	5,200	507,941
Heineken Holding NV	17,743	1,215,499
ING Groep NV, Series N	84,400	2,187,409
Koninklijke Philips NV	19,520	528,018
Prosus NV	34,100	2,399,706
		11,072,641
Norway - 2.4%
Aker BP ASA	56,438	1,431,373
DNB Bank ASA	115,800	3,150,412
		4,581,785
Republic of Korea - 1.4%
Samsung Electronics Co. Ltd.	43,600	2,607,206
Singapore - 1.8%
DBS Group Holdings Ltd.	86,170	3,416,873
Transamerica Series Trust

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.6%
Boliden AB (B)	25,200	$ 1,024,393
Essity AB, Class B	60,300	1,574,369
Skandinaviska Enskilda Banken AB, Class A	115,300	2,252,259
		4,851,021
Switzerland - 6.9%
Cie Financiere Richemont SA, Class A	10,100	1,923,447
Glencore PLC (B)	308,100	1,415,466
Julius Baer Group Ltd.	19,000	1,311,777
Nestle SA	29,176	2,678,086
Novartis AG	13,180	1,657,662
Roche Holding AG	12,132	3,960,940
		12,947,378
United Kingdom - 14.9%
Ashtead Group PLC	22,200	1,482,389
Aviva PLC	164,665	1,518,758
Barratt Redrow PLC	161,300	845,819
BP PLC	413,800	2,369,381
Bunzl PLC	22,500	709,905
CNH Industrial NV	17,100	185,535
GSK PLC	88,480	1,873,603
Inchcape PLC	136,487	1,271,162
Informa PLC	66,304	818,244
Kingfisher PLC	190,500	790,900
Legal & General Group PLC	480,000	1,536,413
Lloyds Banking Group PLC	3,025,000	3,410,067
Pearson PLC	82,500	1,172,231
Persimmon PLC	39,500	615,702
Reckitt Benckiser Group PLC	26,700	2,053,266
Shell PLC	61,300	2,181,836
Smith & Nephew PLC	60,300	1,084,678
Tesco PLC	331,574	1,986,635
Unilever PLC	25,493	1,508,563
Wise PLC, Class A (B)	41,300	574,884
		27,989,971
	Shares	Value
COMMON STOCKS (continued)
United States - 0.7%
Linde PLC	2,800	$ 1,330,000
Total Common Stocks (Cost $145,163,372)		183,958,041
PREFERRED STOCK - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA
2.97% (D)	15,900	1,282,451
Total Preferred Stock (Cost $1,251,285)		1,282,451
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (D)	2,696,764	2,696,764
Total Other Investment Company (Cost $2,696,764)		2,696,764

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 1.65% (D), dated 09/30/2025, to be repurchased at $3,656,932 on 10/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 03/15/2027, and with a value of $3,730,100.	$ 3,656,764	3,656,764
Total Repurchase Agreement (Cost $3,656,764)		3,656,764
Total Investments (Cost $152,768,185)		191,594,020
Net Other Assets (Liabilities) - (2.0)%		(3,777,284)
Net Assets - 100.0%		$ 187,816,736
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	14.2%	$27,265,913
Pharmaceuticals	6.3	12,078,466
Industrial Conglomerates	5.6	10,705,814
Oil, Gas & Consumable Fuels	5.1	9,819,506
Capital Markets	4.5	8,538,701
Household Durables	4.4	8,364,495
Semiconductors & Semiconductor Equipment	3.9	7,544,026
Insurance	3.9	7,411,914
Trading Companies & Distributors	2.8	5,461,664
Financial Services	2.8	5,402,265
Software	2.8	5,314,870
Household Products	2.6	4,910,086
IT Services	2.5	4,772,345
Consumer Staples Distribution & Retail	2.3	4,353,459
Metals & Mining	2.1	3,991,938
Transamerica Series Trust

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Broadline Retail	2.0%	$3,841,974
Technology Hardware, Storage & Peripherals	1.9	3,651,242
Multi-Utilities	1.8	3,547,205
Hotels, Restaurants & Leisure	1.8	3,358,161
Machinery	1.7	3,235,200
Health Care Equipment & Supplies	1.6	2,985,408
Building Products	1.5	2,972,313
Beverages	1.5	2,885,469
Containers & Packaging	1.4	2,738,844
Food Products	1.4	2,678,086
Specialty Retail	1.4	2,620,070
Construction Materials	1.3	2,518,761
Chemicals	1.1	2,176,056
Textiles, Apparel & Luxury Goods	1.0	1,923,447
Life Sciences Tools & Services	0.9	1,791,561
Entertainment	0.9	1,713,537
Electronic Equipment, Instruments & Components	0.9	1,638,578
Air Freight & Logistics	0.8	1,599,111
Personal Care Products	0.8	1,508,563
Energy Equipment & Services	0.7	1,284,036
Distributors	0.7	1,271,162
Diversified Consumer Services	0.6	1,172,231
Passenger Airlines	0.5	1,035,266
Health Care Providers & Services	0.5	987,405
Ground Transportation	0.5	980,740
Real Estate Management & Development	0.5	917,074
Media	0.4	818,244
Professional Services	0.4	713,898
Commercial Services & Supplies	0.2	421,844
Marine Transportation	0.2	319,544
Investments	96.7	185,240,492
Short-Term Investments	3.3	6,353,528
Total Investments	100.0%	$ 191,594,020
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$9,523,480	$174,434,561	$—	$183,958,041
Preferred Stock	—	1,282,451	—	1,282,451
Other Investment Company	2,696,764	—	—	2,696,764
Repurchase Agreement	—	3,656,764	—	3,656,764
Total Investments	$12,220,244	$179,373,776	$—	$191,594,020
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of 144A securities is $3,316,833, representing 1.8% of the
Portfolio's net assets.

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $2,567,253, collateralized by cash collateral of $2,696,764. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

Transamerica Series Trust

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)	Rate disclosed reflects the yield at September 30, 2025.
(E)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica TSW International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica TSW International Equity VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica TSW International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust